UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

238 Public Square  Suite 200,  Franklin, TN   37064

(Address of principal executive offices)         (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code: (615) 790-8888

Date of fiscal year end:

October 31

Date of reporting period: April 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended, (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.

REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

SATUIT CAPITAL MANAGEMENT TRUST

Satuit Capital U.S. Emerging Companies Fund (SATMX)

Satuit Capital U.S. Small Cap Fund (SATSX)

Satuit Capital U.S. SMID Cap Fund (SATDX)

APRIL 30, 2015

(UNAUDITED)

Satuit Capital U.S. Emerging Companies Fund

Portfolio Illustration (Unaudited)

April 30, 2015

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology
20.54%
Basic Materials
3.91%
Communication
Services
1.23%
Industrials
14.71%
Consumer Cyclical
19.84%
Consumer Defensive
0.79%
Energy
2.15%
Healthcare
25.46%
Financial Services
11.37%

Sectors are categorized using Morningstar® classifications.

Satuit Capital U.S. Small Cap Fund

Portfolio Illustration (Unaudited)

April 30, 2015

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology
19.41%
Real Estate
1.16%
Basic Materials
5.98%
Communication
Services
2.33%
Industrials
18.51%
Consumer Cyclical
17.23%
Energy
1.59%
Healthcare
22.81%
Financial Services
10.98%

Sectors are categorized using Morningstar® classifications.

Satuit Capital U.S. SMID Cap Fund

Portfolio Illustration (Unaudited)

April 30, 2015

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
3.60%
Consumer Cyclical
19.50%
Consumer Defensive
2.39%
Energy
5.90%
Financial Services
4.50%
Healthcare
25.69%
Industrials
14.09%
Technology
24.33%

Sectors are categorized using Morningstar® classifications.

Satuit Capital U.S. Emerging Companies Fund
	Schedule of Investments
	April 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 96.40%

Apparel & Other Finished Products of Fabrics & Similar Material - 1.12%
115,500	Sequential Brands Group, Inc. *	$ 1,432,200

Bituminous Coal & Lignite Mining - 1.12%
123,800	Hallador Energy Co.	1,422,462

Carpets and Rugs - 1.15%
149,500	The Dixie Group, Inc. *	1,469,585

Crude Petroleum & Natural Gas - 1.24%
131,400	Synergy Resources Corp. *	1,574,172

Electromedical & Electrotherapeutic Apparatus - 1.34%
45,200	Natus Medical, Inc. *	1,704,492

Electronic Computers - 2.38%
45,000	Omnicell, Inc. *	1,598,850
49,700	Super Micro Computer, Inc. *	1,429,869
		3,028,719
Engines & Turbines - 1.27%
25,300	Power Solutions International, Inc. *	1,614,140

Farm Machinery & Equipment - 1.39%
28,600	Alamo Group, Inc.	1,766,908

Finance Services - 1.26%
83,900	Walker & Dunlop, Inc. *	1,605,846

Fire, Marine & Casualty Insurance - 1.07%
30,100	Amerisafe, Inc.	1,360,219

Food and Kindred Products - 0.76%
112,200	Amira Nature Foods, Ltd. (United Arab Emirates) *	972,774

Glass, Glassware, Pressed or Blown - 0.84%
27,300	Libbey, Inc.	1,074,255

Glass Products, Made of Purchased Glass - 1.27%
30,700	Apogee Enterprises, Inc.	1,615,434

In Vitro & In Vivo Diagnostic Substances - 1.14%
405,000	Immunomedics, Inc. *	1,458,000

Instruments For Measuring & Testing of Electricity & Electric Signals- 2.21%
78,353	Cascade Microtech, Inc. *	1,038,961
180,200	Xcerra Corp. *	1,771,366
		2,810,327
Laboratory Analytical Instruments - 1.04%
333,000	pSivida Corp. *	1,318,680

Measuring & Controlling Devices, NEC - 1.29%
369,000	Sequenom, Inc. *	1,638,360

Metal Doors, Sash, Frames, Molding & Trim - 1.38%
155,400	PGT, Inc. *	1,759,128

Metal Forgings & Stampings - 1.00%
27,500	Park-Ohio Holdings Corp.	1,274,075

Miscellaneous Fabricated Metal Products - 0.98%
32,100	Sun Hydraulics Corp.	1,249,011

Motor Vehicle Parts & Accessories - 1.30%
31,500	Gentherm, Inc. *	1,660,995

Operative Builders - 1.09%
72,400	Century Communities, Inc. *	1,384,288

Optical Instruments & Lenses - 1.28%
148,000	Nova Measuring Instruments, Ltd. (Israel) *	1,632,440

Ordnance & Accessories - 1.41%
59,400	TASER International, Inc. *	1,793,286

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.51%
52,400	Inogen, Inc. *	1,925,176

Patent Owners & Lessors - 0.98%
343,700	Digital Turbine, Inc. *	1,247,631

Pharmaceutical Preparations - 3.97%
33,403	BioSpecifics Technologies Corp. *	1,279,669
20,000	Cambrex Corp. *	769,800
46,000	Concert Pharmaceuticals, Inc. *	667,460
37,500	Horizon Pharma, Inc. (Ireland) *	1,054,500
49,100	Otonomy, Inc. *	1,288,384
		5,059,813
Radio & TV Broadcasting & Communications Equipment - 1.23%
79,300	CalAmp Corp. *	1,563,003

Railroads, Line-Haul Operating & Equipment - 0.79%
54,700	Providence & Worcester Railroad Co.	1,002,104

Retail-Auto & Home Supply Stores - 1.06%
61,000	Marinemax, Inc. *	1,346,880

Retail-Drug Stores & Proprietary Stores - 1.12%
505,500	Liberator Medical Holdings, Inc.	1,425,510

Retail-Eating Places - 7.15%
71,500	Chuy's Holdings, Inc. *	1,617,330
61,600	Del Frisco's Restaurant Group, Inc. *	1,242,472
458,100	Diversified Restaurant Holdings, Inc. *	1,644,579
54,000	Kona Grill, Inc. *	1,310,040
88,540	Papa Murphy's Holdings, Inc. *	1,507,836
122,100	Ruth's Hospitality Group, Inc.	1,776,555
		9,098,812
Retail-Retail Stores, NEC - 0.98%
52,500	Kirkland's, Inc. *	1,246,350

Savings Institution, Federally Chartered - 1.72%
426,900	Atlantic Coast Financial Corp. *	1,792,980
27,600	HF Financial Corp.	402,684
		2,195,664
Semiconductors & Related Devices - 6.42%
76,500	Alliance Fiber Optic Products, Inc.	1,404,540
54,000	JinkoSolar Holding Co., Ltd. ADR *	1,513,080
195,600	Lattice Semiconductor Corp. *	1,159,908
28,200	NVE Corp.	1,913,652
53,000	Silicon Motion Technology Corp. ADR	1,553,430
51,600	SuperCom Ltd. (Israel) *	627,456
		8,172,066
Services-Business Services - 3.64%
253,000	Lionbridge Technologies, Inc. *	1,404,150
85,400	Radware, Ltd. (Israel) *	2,021,418
53,400	Reis, Inc.	1,213,782
		4,639,350
Services-Computer Integrated Systems Design - 2.13%
114,400	Datalink Corp. *	1,322,464
54,600	VASCO Data Security International, Inc. *	1,387,932
		2,710,396
Services-Engineering Services - 1.30%
5,100	Engility Holdings, Inc.	142,137
106,600	Willdan Group, Inc. *	1,514,786
		1,656,923
Services-Health Services - 1.28%
34,700	US Physical Therapy, Inc.	1,636,452

Services-Home Health Care Services - 2.25%
53,000	Addus HomeCare Corp. *	1,422,520
76,700	Civitas Solutions, Inc. *	1,438,125
		2,860,645
Services-Mailing, Reproduction, Commercial Art & Photography - 0.98%
146,000	ARC Document Solutions, Inc. *	1,246,840

Services-Medical Laboratories - 1.29%
179,000	Cancer Genetics, Inc. *	1,641,430

Services-Motion Picture Theaters - 2.01%
41,300	Carmike Cinemas, Inc. *	1,246,434
67,500	Marcus Corp.	1,307,475
		2,553,909
Services-Personal Services - 1.28%
68,700	Carriage Services, Inc.	1,624,068

Services-Prepackaged Software - 2.08%
155,200	IntraLinks Holdings, Inc. *	1,520,960
183,890	Upland Software, Inc. *	1,132,762
		2,653,722
Services-Testing Laboratories - 1.02%
285,900	Neogenomics, Inc. *	1,295,127

Ship & Boat Building & Repairing - 1.14%
68,800	Malibu Boats, Inc. Class A *	1,456,496

Short-Term Business Credit Institutions - 0.92%
29,100	Encore Capital Group, Inc. *	1,176,804

Special Industry Machinery (No Metalworking Machinery) - 1.37%
45,100	John Bean Technologies Corp.	1,740,409

State Commercial Banks - 5.98%
262,800	Community Bankers Trust Corp. *	1,172,088
73,000	Customers Bancorp, Inc. *	1,840,330
118,000	Green Bancorp, Inc. *	1,410,100
109,100	Monarch Financial Holding, Inc.	1,336,475
39,900	Southern National Bancorp of Virginia, Inc.	459,249
103,600	Triumph Bancorp, Inc. *	1,390,312
		7,608,554
Surgical & Medical Instruments & Apparatus - 6.09%
136,200	BioTelemetry, Inc. *	1,090,962
84,100	K2M Group Holdings, Inc. *	1,766,941
217,100	Lemaitre Vascular, Inc.	1,966,926
55,700	SurModics, Inc. *	1,404,754
47,700	Vascular Solutions, Inc. *	1,529,262
		7,758,845
Telephone Communications (No Radio Telephone) - 1.19%
173,300	8x8, Inc. *	1,512,909

Trucking (No Local) - 1.15%
65,900	Marten Transport Ltd.	1,466,934

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.20%
136,200	Lumenis Ltd. Class B (Israel) *	1,530,888

Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 0.84%
70,300	Aegean Marine Petroleum Network, Inc. (Greece)	1,068,560

TOTAL FOR COMMON STOCKS (Cost $105,003,856) - 96.40%		122,742,066

TOTAL INVESTMENTS (Cost $105,003,856) - 96.40%		122,742,066

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.60%		4,584,710

NET ASSETS - 100.00%		$ 127,326,776

ADR - American depositary receipt.
* Non-income producing securities during the year.

The accompanying notes are an integral part of these financial statements.

	Satuit Capital U.S. Small Cap Fund
	Schedule of Investments
	April 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 90.15%

Air Transportation, Scheduled - 1.48%
862	JetBlue Airways Corp. *	$ 17,697

Crude Petroleum & Natural Gas - 1.43%
1,427	Synergy Resources Corp. *	17,096

Cut Stone & Stone Products - 1.35%
273	CaesarStone Sdot-Yam, Ltd. (Israel) *	16,173

Electrical Industrial Apparatus - 1.10%
600	HollySys Automation Technologies, Ltd. (China)	13,182

Electromedical & Electrotherapeutic Apparatus - 1.65%
524	Natus Medical, Inc. *	19,760

Electronic Computers - 1.14%
476	Super Micro Computer, Inc. *	13,695

Fabricated Structural Metal Products - 1.05%
179	Proto Labs, Inc. *	12,530

Finance Services - 1.21%
757	Walker & Dunlop, Inc. *	14,489

Fire, Marine & Casualty Insurance - 1.23%
1,094	Third Point Reinsurance, Ltd. (Bermuda) *	14,747

Footwear (No Rubber) - 1.01%
310	Steven Madden, Ltd. *	12,096

General Industrial Machinery & Equipment - 1.62%
211	Zebra Technologies Corp. Class A *	19,429

Glass, Glassware, Pressed or Blown - 1.68%
511	Libbey, Inc.	20,108

Glass Product, Made of Purchased Glass - 1.57%
357	Apogee Enterprises, Inc.	18,785

Industrial Instruments for Measurement, Display, and Control - 1.03%
354	MKS Instruments, Inc.	12,323

In Vitro & In Vivo Diagnostic Substances - 1.94%
3,126	Immunomedics, Inc. *	11,253

Investment Advice - 0.91%
226	Evercore Partners, Inc.	10,902

Metal Doors, Sash, Frames, Molding & Trim - 1.45%
1,530	PGT, Inc. *	17,320

Miscellaneous Fabricated Metal Products - 0.69%
211	Sun Hydraulics Corp.	8,210

Miscellaneous Furniture & Fixtures - 1.14%
598	Knoll, Inc.	13,616

Motor Vehicles & Passenger Car Bodies - 1.16%
882	Federal Signal Corp.	13,865

Motor Vehicle Parts & Accessories - 2.45%
586	American Axle & Manufacturing Holdings, Inc. *	14,609
280	Gentherm, Inc. *	14,764
		29,373
Office Furniture (No Wood) - 0.92%
630	Steelcase, Inc. Class A	11,069

Ordinance & Accessories (No Vehicle/Guided Missiles) - 1.82%
722	TASER International, Inc. *	21,797

Patent Owners & Lessors - 1.19%
261	InterDigital, Inc.	14,282

Pharmaceutical Preparations - 8.31%
319	Anacor Pharmaceuticals, Inc. *	16,808
424	Cambrex Corp. *	16,320
720	Horizon Pharma PLC (Ireland) *	20,246
292	INSYS Therapeutics, Inc. *	15,350
538	Otonomy, Inc. *	14,117
113	Receptos, Inc. *	16,649
		99,490
Real Estate - 0.93%
638	Ladder Capital Corp. Class A	11,191

Real Estate Agents & Managers (For Others) - 1.05%
355	Marcus & Millichap, Inc. *	12,560

Refrigeration & Service Industry Machinery - 0.97%
180	Tennant Co.	11,572

Retail-Eating Places - 4.28%
597	Del Frisco's Restaurant Group, Inc. *	12,042
263	Fiesta Restaurant Group, Inc. *	13,295
138	Jack in the Box, Inc.	11,974
420	The Habit Restaurants, Inc. Class A *	13,910
		51,221
Retail-Family Clothing Stores - 0.96%
968	Stein Mart, Inc.	11,451

Retail-Food Stores - 1.00%
670	Krispy Kreme Doughnuts, Inc. *	11,926

Retail - Miscellaneous Shopping Goods Stores - 0.96%
246	Hibbett Sports, Inc.*	11,513

Savings Institution, Federally Chartered - 1.27%
166	BofI Holding, Inc. *	15,241

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.14%
1,359	BGC Partners, Inc. Class A	13,638

Semiconductors & Related Devices - 9.13%
180	Ambarella, Inc. *	13,167
1,439	Atmel Corp.	10,908
794	Kulicke and Soffa Industries, Inc. (Singapore) *	11,997
340	Microsemi Corp. *	11,342
1,484	PMC-Sierra, Inc. *	12,510
227	Power Integrations, Inc.	11,234
230	Silicon Laboratories, Inc. *	11,884
563	Silicon Motion Technology Corp. ADR	16,502
675	Tower Semiconductor Ltd. (Israel) *	9,848
		109,392
Services-Commercial Physical & Biological Research - 1.15%
658	Exact Sciences Corp. *	13,752

Services-Computer Integrated Systems Design - 0.95%
450	VASCO Data Security International, Inc. *	11,439

Services-Health Services - 1.30%
329	US Physical Therapy, Inc.	15,516

Services-Miscellaneous Health & Allied Services, Nec - 1.13%
210	Icon Plc. (Ireland) *	13,511

Services-Motion Picture Theaters - 2.20%
400	Carmike Cinemas, Inc. *	12,072
740	The Marcus Corp.	14,334
		26,406
Services-Offices & Clinics of Doctors of Medicine - 1.20%
230	AmSurg. Corp. *	14,426

Services-Prepackaged Software - 3.97%
767	AVG Technologies N.V. (Netherlands) *	18,347
1,337	IntraLinks Holdings, Inc. *	13,103
306	Manhattan Associates, Inc. *	16,083
		47,533
Special Industry Machinery (No Metalworking Machinery) - 1.22%
379	John Bean Technologies Corp.	14,626

State Commercial Banks - 3.20%
515	BancorpSouth, Inc.	12,468
559	Customers Bancorp, Inc. *	14,092
334	First NBC Bank Holding Co.	11,750
		38,310
Surgical & Medical Instruments & Apparatus - 3.26%
236	Icu Medical, Inc. *	19,911
427	Cantel Medical Corp.	19,125
		39,036
Telegraph & Other Message Communications - 1.27%
219	j2 Global, Inc.	15,192

Telephone Communications (No Radio Telephone) - 0.90%
2,340	Vonage Holdings Corp. *	10,834

Trucking (No Local) - 3.53%
622	Covenant Transportation Group, Inc. Class A *	18,952
552	Marten Transport Ltd.	12,288
410	Werner Enterprises, Inc.	11,017
		42,257
Wholesale-Groceries & Related Products - 0.99%
110	Domino's Pizza, Inc.	11,864

Wholesale-Lumber & Other Construction Materials - 1.03%
414	Beacon Roofing Supply, Inc. *	12,304

Wholesale-Medical, Dental, Hospital Equipment & Supplies - 1.63%
1,734	Lumenis Ltd. Class B (Israel) *	19,490

TOTAL FOR COMMON STOCKS (Cost $962,975) - 90.15%		1,079,488

TOTAL INVESTMENTS (Cost $962,975) - 90.15%		1,079,488

OTHER ASSETS IN EXCESS OF LIABILITIES - 9.85%		117,970

NET ASSETS - 100.00%		$ 1,197,458

ADR - American depositary receipt.
* Non-income producing securities during the year.

The accompanying notes are an integral part of these financial statements.

	Satuit Capital U.S. SMID Cap Fund
	Schedule of Investments
	April 30, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 91.59%

Biological Products (No Diagnostic Substances) - 1.30%
270	Bio-Techne Corp.	$ 25,909

Calculating & Accounting Machines (No Electronic Computers) - 2.15%
615	NCR Corp. *	16,876
725	Verifone Holdings, Inc. *	25,933
		42,809
Computer Communications Equipment - 0.98%
1,730	Brocade Communications Systems, Inc.	19,549

Computer Peripheral Equipment, Nec - 1.18%
1,570	Logitech International SA (Switzerland)	23,409

Crude Petroleum & Natural Gas - 4.35%
280	Diamondback Energy, Inc. *	23,120
450	Gulfport Energy Corp. *	22,023
1,565	Synergy Resources Corp. *	18,749
600	Whiting Petroleum Corp. *	22,746
		86,638
Cut Stone & Stone Products - 1.26%
425	CaesarStone Sdot-Yam, Ltd. (Israel) *	25,177

Dairy Products - 1.24%
560	The WhiteWave Foods Co. Class A *	24,623

Dental Equipment & Supplies - 1.47%
315	Siro Dental System, Inc. *	29,216

Drawing and Insulating Nonferrous Wire - 0.97%
230	Belden, Inc.	19,308

Electric Lighting & Wiring Equipment - 1.22%
145	Acuity Brands, Inc.	24,208

Electrical Work - 1.05%
720	Quanta Services, Inc. *	20,815

Engines & Turbines - 1.09%
435	Brunswick Corp.	21,767

Fabricated Rubber Products, Nec - 0.97%
200	Carlisle Companies, Inc.	19,300

Fire, Marine & Casualty Insurance - 1.13%
380	AmTrust Financial Services, Inc.	22,599

Footwear (No Rubber) - 1.15%
255	Skechers USA, Inc. *	22,930

Gen Building Contractors - Residential Buildings - 0.93%
415	Fortune Brands Home & Security, Inc.	18,509

General Industrial Machinery & Equipment, Nec - 0.96%
240	Nordson Corp.	19,116

Industrial Instruments for Measurement, Display & Control - 1.46%
525	Sensata Technologies Holding NV (Netherlands) *	28,985

In Vitro & In Vivo Diagnostic Substances - 0.89%
4,925	Immunomedics, Inc. *	17,730

Investment Advice - 2.98%
575	Federated Investors, Inc.	19,780
1,105	Janus Capital Group, Inc.	19,780
375	Lazard Ltd. Class A (Bermuda)	19,886
		59,446
Motor Vehicle Parts & Accessories - 2.61%
430	Gentherm, Inc. *	22,674
1,690	Gentex Corp.	29,322
		51,996
Motors & Generators - 0.94%
240	Regal Beloit Corp.	18,768

Oil, Gas Field Services, NBC - 1.05%
160	Core Laboratories NV (Netherlands)	21,005

Ophthalmic Goods - 0.98%
110	The Cooper Companies, Inc.	19,588

Ordinance & Accessories (No Vehicle/Guided Missiles) - 1.77%
1,165	TASER International, Inc. *	35,171

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.98%
295	Steris Corp.	19,617

Paints, Varnishes, Lacquers, Enamels & Allied Products - 2.03%
400	RPM International Inc.	19,016
265	The Valspar Corp.	21,491
		40,507
Paper Mills - 1.00%
410	MeadWestvaco Corp.	20,008

Paperboard Containers & Boxes - 1.30%
375	Packaging Corp. of America	25,946

Pharmaceutical Preparations - 8.41%
1,040	Alder Biopharmaceuticals, Inc. *	26,520
390	Akorn, Inc. *	16,240
490	INSYS Therapeutics, Inc. *	25,759
115	Intercept Pharmaceuticals, Inc. *	29,073
135	Jazz Pharmaceuticals Plc. (Ireland) *	24,125
170	Receptos, Inc. *	25,048
130	United Therapeutics Corp. *	20,760
		167,525
Photographic Equipment & Supplies - 1.71%
680	GoPro, Inc. Class A *	34,054

Plastic Products, Nec - 0.96%
560	Berry Plastics Group, Inc. *	19,163

Pumps & Pumping Equipment - 1.20%
335	Graco, Inc.	23,993

Radio Telephone Communications - 1.01%
315	Arista Networks, Inc. *	20,163

Refrigeration & Service Industry Machinery - 1.12%
220	Middleby Corp. *	22,295

Retail-Catalog & Mail-Order Houses - 1.20%
625	CDW Corp.	23,950

Retail-Drug Stores & Proprietary Stores - 1.15%
260	Omnicare, Inc.	22,875

Retail-Eating Places - 1.97%
885	Bloomin' Brands, Inc.	20,054
220	Jack in the Box, Inc.	19,089
		39,143
Retail-Family Clothing Stores - 0.87%
1,090	American Eagle Outfitters, Inc.	17,342

Retail-Grocery Stores - 0.96%
595	Sprouts Farmers Market, Inc. *	19,031

Retail-Miscellaneous Shopping Goods Stores - 0.95%
360	Cabela's, Inc. *	18,986

Retail-Shoe Stores - 0.90%
495	DSW, Inc. Class A	17,954

Semiconductors & Related Devices - 6.46%
3,010	Atmel Corp.	22,816
270	IPG Photonics Corp. *	23,917
585	Maxim Integrated Products, Inc.	19,206
570	Microchip Technology, Inc.	27,163
540	Microsemi Corp. *	18,014
355	Power Integrations, Inc.	17,569
		128,685
Services-Commercial Physical & Biological Research - 2.56%
1,035	Exact Sciences Corp.	21,632
445	Quintiles Transnational Holdings, Inc. *	29,317
		50,949
Services-Computer Programming Services - 0.96%
225	Synaptics, Inc. *	19,062

Services-Computer Programming, Data Processing, Etc. - 1.00%
370	Rackspace Hosting, Inc. *	19,943

Services-Consumer Credit Reporting, Collection Agencies - 1.31%
475	PRA Group, Inc. *	26,018

Services-Equipment Rental & Leasing, Nec - 1.31%
270	United Rentals, Inc. *	26,077

Services-General Medical & Surgical Hospitals, Nec - 0.98%
260	Lifepoint Hospitals, Inc. *	19,469

Services-Hospitals - 2.24%
455	Healthsouth Corp.	20,575
340	MEDNAX, Inc. *	24,065
		44,640
Services-Motion Picture Theaters - 1.17%
545	Cinemark Holdings, Inc.	23,233

Services-Personal Services - 0.89%
585	H&R Block, Inc.	17,690

Services-Prepackaged Software - 1.57%
1,355	ACI Worldwide, Inc. *	31,206

Services-Specialty Outpatient Facilities, Nec - 1.15%
605	Surgical Care Affiliates, Inc. *	22,808

Surgical & Medical Instruments & Apparatus - 1.42%
230	Teleflex, Inc.	28,280

Telephone & Telegraph Apparatus - 0.99%
1,950	BlackBerry Ltd. (Canada) *	19,812

Trucking (No Local) - 0.86%
705	Swift Transportation Co. *	17,061

Wholesale-Durable Goods - 1.09%
660	HD Supply Holdings, Inc. *	21,780

Wholesale-Electronic Parts & Equipment, Nec. - 0.74%
345	Avnet, Inc.	14,707

Wholesale-Miscellaneous Nondurable Goods - 1.09%
425	Jarden Corp. *	21,752

TOTAL FOR COMMON STOCKS (Cost $1,712,599) - 91.59%		1,824,295

TOTAL INVESTMENTS (Cost $1,712,599) - 91.59%		1,824,295

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.41%		167,548

NET ASSETS - 100.00%		$ 1,991,843

ADR - American depositary receipt.
* Non-income producing securities during the year.

The accompanying notes are an integral part of these financial statements.

Satuit Capital Management Trust
Statements of Assets and Liabilities
April 30, 2015 (Unaudited)

	U.S. Emerging	U.S. Small	U.S. SMID
Assets:	Companies Fund	Cap Fund	Cap Fund
Investments, at Value (Cost $105,003,856, $962,975, & $1,712,599, respectively)	$ 122,742,066	$ 1,079,488	$1,824,295
Cash	5,292,012	132,113	109,568
Receivables:
Securities Sold	219,236	5,846	17,165
Shareholder Subscriptions	71,276	-	67,181
Interest & Dividends	12,039	78	251
Due from Advisor	-	900	984
Prepaid Expenses	30,960	3,763	6,504
Total Assets	128,367,589	1,222,188	2,025,948
Liabilities:
Securities Purchased	757,293	13,460	21,630
Shareholder Redemptions	87,781	-	-
Due to Advisor	130,195	-	-
Administrative Fees	11,085	1,075	1,485
Distribution Fees	1,050	456	1,159
Shareholder Servicing Fees	15,609	484	580
Trustee Fees	1,911	835	834
Other Accrued Expenses	35,889	8,420	8,417
Total Liabilities	1,040,813	24,730	34,105
Net Assets	$ 127,326,776	$ 1,197,458	$1,991,843

Net Assets Consist of:
Paid In Capital	104,315,171	1,047,800	1,813,153
Accumulated Undistributed Net Investment Loss	(2,705,829)	(4,578)	(9,941)
Accumulated Undistributed Realized Gain on Investments	7,979,224	37,723	76,935
Unrealized Appreciation in Value of Investments	17,738,210	116,513	111,696
Net Assets (Unlimited number of shares authorized without par value)	$ 127,326,776	$ 1,197,458	$1,991,843

Shares Outstanding	3,821,996	80,591	130,303

Net Asset Value Per Share and Offering Price ($127,326,776/3,821,996,
$1,197,458/80,591, and $1,991,843/130,303, respectively).	$ 33.31	$ 14.86	$ 15.29

Minimum Redemption Price Per Share*	$ 32.65	$ 14.56	$ 14.98

*The Funds will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase

The accompanying notes are an integral part of these financial statements.

Satuit Capital Management Trust
Statements of Operations
For the six months ended April 30, 2015 (Unaudited)

	U.S. Emerging	U.S. Small	U.S. SMID
	Companies Fund	Cap Fund	Cap Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $11, and $53, respectively)	$ 844,125	$ 7,346	$ 5,107
Total Investment Income	844,125	7,346	5,107

Expenses:
Advisory (Note 2)	867,283	5,011	6,786
Distribution (Note 2)	173,456	1,253	1,697
Administrative (Note 2)	69,383	501	679
Shareholder Servicing (Note 2)	67,777	752	1,018
Printing and Mailing	10,384	92	52
Registration	22,157	1,242	4,043
Compliance	18,974	3,033	3,041
Legal Fees	7,304	480	480
Trustee Fees	19,556	9,612	9,612
Transfer Agent	23,737	1,747	1,747
Fund Accounting	26,420	4,220	4,220
Custody	19,983	2,892	2,069
Audit	7,533	5,375	5,375
Insurance	5,013	393	396
NASDAQ	175	175	178
Miscellaneous	5,406	867	916
Gross Expenses	1,344,541	37,645	42,309
Fees Waived/Reimbursed by the Advisor (Note 2)	(221)	(30,129)	(32,130)
Net Expenses	1,344,320	7,516	10,179

Net Investment Loss	(500,195)	(170)	(5,072)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	8,466,951	36,704	89,578
Net Change in Unrealized Appreciation on Investments	(2,394,733)	49,561	(516)
Net Realized and Unrealized Gain on Investments	6,072,218	86,265	89,062

Net Increase in Net Assets Resulting from Operations	$ 5,572,023	$ 86,095	$ 83,990

The accompanying notes are an integral part of these financial statements.

Satuit Capital U.S. Emerging Companies Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	4/30/2015	10/31/2014
Increase in Net Assets From Operations:
Net Investment Loss	$ (500,195)	$ (2,630,798)
Net Realized Gain on Investments	8,466,951	13,290,647
Net Change in Unrealized Appreciation on Investments	(2,394,733)	(12,098,909)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,572,023	(1,439,060)

Distributions to Shareholders: (Note 4)
Net Investment Income	-	-
Realized Gains	(10,606,622)	(26,904,558)
Total Dividends and Distributions Paid to Shareholders	(10,606,622)	(26,904,558)

Capital Share Transactions:
Proceeds from Sale of Shares	7,369,927	32,833,310
Shares Issued on Reinvestment of Dividends	9,851,639	25,010,899
Proceeds from Early Redemption Fees	55,257	69,283
Cost of Shares Redeemed	(34,700,442)	(82,531,497)
Net Decrease in Net Assets from Shareholder Activity	(17,423,619)	(24,618,005)

Net Assets:
Net Decrease in Net Assets	(22,458,218)	(52,961,623)
Beginning of Period	149,784,994	202,746,617
End of Period (Including Accumulated Undistributed Net Investment
Loss of $(2,705,829) and $(2,205,634), Respectively)	$127,326,776	$149,784,994

Share Transactions:
Shares Sold	220,075	896,647
Shares Issued on Reinvestment of Dividends	299,260	659,918
Shares Redeemed	(1,036,415)	(2,337,554)
Net Decrease in Shares	(517,080)	(780,989)
Outstanding at Beginning of Period	4,339,076	5,120,065
Outstanding at End of Period	3,821,996	4,339,076

The accompanying notes are an integral part of these financial statements.

Satuit Capital U.S. Small Cap Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	4/30/2015	10/31/2014
Increase in Net Assets From Operations:
Net Investment Loss	$ (170)	$ (4,611)
Net Realized Gain on Investments	36,704	15,548
Net Change in Unrealized Appreciation on Investments	49,561	23,251
Net Increase in Net Assets Resulting from Operations	86,095	34,188

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	(14,326)	(8,800)
Total Dividends and Distributions Paid to Shareholders	(14,326)	(8,800)

Capital Share Transactions:
Proceeds from Sale of Shares	484,500	403,486
Shares Issued on Reinvestment of Dividends	12,713	8,800
Proceeds from Early Redemption Fees	2	147
Cost of Shares Redeemed	(22,164)	(79,684)
Net Increase in Net Assets from Shareholder Activity	475,051	332,749

Net Assets:
Net Increase in Net Assets	546,820	358,137
Beginning of Period	650,638	292,501
End of Period (Including Accumulated Undistributed Net Investment
Loss of $(4,578) and $(4,408), Respectively)	$ 1,197,458	$ 650,638

Share Transactions:
Shares Sold	33,971	29,179
Shares Issued on Reinvestment of Dividends	895	659
Shares Redeemed	(1,570)	(6,037)
Net Increase in Shares	33,296	23,801
Outstanding at Beginning of Period	47,295	23,494
Outstanding at End of Period	80,591	47,295

* For the Period April 1, 2013 (commencement of investment operations) through October 31, 2013.

The accompanying notes are an integral part of these financial statements.

Satuit Capital U.S. SMID Cap Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	4/30/2015	10/31/2014
Increase in Net Assets From Operations:
Net Investment Loss	$ (5,072)	$ (5,116)
Net Realized Gain (Loss) on Investments	89,578	(12,528)
Net Change in Unrealized Appreciation on Investments	(516)	81,633
Net Increase in Net Assets Resulting from Operations	83,990	63,989

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	(12,999)
Total Dividends and Distributions Paid to Shareholders	-	(12,999)

Capital Share Transactions:
Proceeds from Sale of Shares	949,674	965,703
Shares Issued on Reinvestment of Dividends	-	12,999
Proceeds from Early Redemption Fees	761	208
Cost of Shares Redeemed	(223,685)	(114,629)
Net Increase in Net Assets from Shareholder Activity	726,750	864,281

Net Assets:
Net Increase in Net Assets	810,740	915,271
Beginning of Period	1,181,103	265,832
End of Period (Including Accumulated Undistributed Net Investment
Income (Loss) of $(9,941) and $(4,869), Respectively)	$ 1,991,843	$ 1,181,103

Share Transactions:
Shares Sold	62,334	68,751
Shares Issued on Reinvestment of Dividends	-	995
Shares Redeemed	(15,066)	(8,426)
Net Increase in Shares	47,268	61,320
Outstanding at Beginning of Period	83,035	21,715
Outstanding at End of Period	130,303	83,035

* For the Period April 1, 2013 (commencement of investment operations) through October 31, 2013.

The accompanying notes are an integral part of these financial statements.

Satuit Capital U.S. Emerging Companies Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	4/30/2015		10/31/2014	10/31/2013	10/31/2012	10/31/2011	10/31/2010

Net Asset Value, at Beginning of Period	$ 34.52		$ 39.60	$ 31.88	$ 30.31	$ 28.71	$ 22.07

Income From Investment Operations:
Net Investment Loss *	(0.12)		(0.50)	(0.30)	(0.38)	(0.43)	(0.34)
Net Gain on Securities (Realized and Unrealized)	1.46		0.66	10.80	1.92	2.01	6.96
Total from Investment Operations	1.34		0.16	10.50	1.54	1.58	6.62

Distributions from:
Net Investment Income	-		-	-	-	-	-
Net Realized Gain	(2.56)		(5.26)	(2.79)	-	-	-
Total from Distributions	(2.56)		(5.26)	(2.79)	-	-	-

Redemption Fees	0.01		0.02	0.01	0.03	0.02	0.02

Net Asset Value, at End of Period	$ 33.31		$ 34.52	$ 39.60	$ 31.88	$ 30.31	$ 28.71

Total Return **	4.00%	(b)	(0.73)%	35.48%	5.18%	5.57%	30.09%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 127,327		$ 149,785	$ 202,747	$ 164,916	$ 161,716	$ 114,066
Before Waiver/Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	1.94%	(a)	1.84%	1.90%	1.86%	1.74%	1.80%
Ratio of Net Investment Loss to Average Net Assets	(0.72)%	(a)	(1.38)%	(0.84)%	(1.17)%	(1.14)%	(1.19)%
After Waiver/Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	1.94%	(a)	1.84%	1.90%	1.90%	1.95%	1.95%
Ratio of Net Investment Loss to Average Net Assets	(0.72)%	(a)	(1.38)%	(0.84)%	(1.20)%	(1.35)%	(1.34)%
Portfolio Turnover	51.28%	(b)	109.05%	114.68%	154.34%	101.60%	138.60%

* Net Investment (Loss) per share amounts were calculated using the average share method.
** Excludes the effect of redemption fees.
(a) Annualized
(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

Satuit Capital U.S. Small Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months		Year		For the Period
	Ended		Ended		Ended *
	4/30/2015		10/31/2014		10/31/2013

Net Asset Value, at Beginning of Period	$ 13.76		$ 12.45		$ 10.00

Income From Investment Operations:
Net Investment Loss **	-		(0.13)		(0.05)
Net Gain on Securities (Realized and Unrealized)	1.30		1.76		2.50
Total from Investment Operations	1.30		1.63		2.45

Distributions from:
Net Investment Income	-		-		-
Net Realized Gain	(0.20)		(0.32)		-
Total from Distributions	(0.20)		(0.32)		-

Redemption Fees	-	***	-	***	-

Net Asset Value, at End of Period	$ 14.86		$ 13.76		$ 12.45

Total Return ****	9.58%	(b)	13.05%		24.50%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,197		$ 651		$ 293
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	7.49%	(a)	13.83%		30.57%	(a)
Ratio of Net Investment Loss to Average Net Assets	(6.03)%	(a)	(13.29)%		(29.77)%	(a)
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.49%	(a)	1.50%		1.50%	(a)
Ratio of Net Investment Loss to Average Net Assets	(0.03)%	(a)	(0.95)%		(0.70)%	(a)
Portfolio Turnover	87.41%	(b)	235.37%		103.86%	(b)

* For the Period April 1, 2013 (commencement of investment operations) through October 31, 2013.
** Net Investment (Loss) per share amounts were calculated using the average share method.
*** Amount calculated is less than $0.005.
**** Excludes the effect of redemption fees.
(a) Annualized
(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

Satuit Capital U.S. SMID Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months		Year		For the Period
	Ended		Ended		Ended *
	4/30/2015		10/31/2014		10/31/2013

Net Asset Value, at Beginning of Period	$ 14.22		$ 12.24		$ 10.00

Income From Investment Operations:
Net Investment Loss **	(0.06)		(0.10)		(0.04)
Net Gain on Securities (Realized and Unrealized)	1.12		2.57		2.28
Total from Investment Operations	1.06		2.47		2.24

Distributions from:
Net Investment Income	-		-		-
Net Realized Gain	-		(0.49)		-
Total from Distributions	-		(0.49)		-

Redemption Fees	0.01		-	***	-

Net Asset Value, at End of Period	$ 15.29		$ 14.22		$ 12.24

Total Return ****	7.52%	(b)	20.53%		22.40%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,992		$ 1,181		$ 266
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	6.21%	(a)	9.82%		33.07%	(a)
Ratio of Net Investment Loss to Average Net Assets	(5.46)%	(a)	(9.03)%		(32.15)%	(a)
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	(a)	1.50%		1.50%	(a)
Ratio of Net Investment Loss to Average Net Assets	(0.74)%	(a)	(0.70)%		(0.58)%	(a)
Portfolio Turnover	77.50%	(b)	233.17%		101.42%	(b)

* For the Period April 1, 2013 (commencement of investment operations) through October 31, 2013.
** Net Investment (Loss) per share amounts were calculated using the average share method.
*** Amount calculated is less than $0.005.
**** Excludes the effect of redemption fees.
(a) Annualized
(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2015 (UNAUDITED)

Note 1. Significant Accounting Policies

The Satuit Capital U.S. Emerging Companies Fund (the “Emerging Companies Fund”), formerly the Satuit Capital Micro Cap Fund, Satuit Capital U.S. Small Cap Fund (“Small Cap Fund”), and Satuit Capital U.S. SMID Cap Fund (“SMID Cap Fund”) (collectively the “Funds”) are each a series of Satuit Capital Management Trust (“SCMT”), which is registered under The Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company.  The objective of the Funds is to provide investors with long-term capital appreciation.  The Trust is an open-end, management investment company and the Funds are a “diversified” series of the Trust, as that term is defined in the Act.

The Small Cap Fund and the SMID Cap Fund commenced investment operations on April 1, 2013.

The Emerging Companies Fund, the Small Cap Fund and the SMID Cap Fund will charge a 2.00% redemption fee on all shares redeemed less than 90 days from the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

Security Valuations: The Funds’ securities are recorded at their fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”) believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Funds’ investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that the Funds’ could obtain for a security if it were to dispose of that security as of the time of pricing.

Equity securities (common stocks, including ADRs, limited partnerships and warrants) - Equity securities are generally valued by using market quotations. The market quotation used for equity securities, including those listed on the NASDAQ, is the last sale price on the date on which the valuation is made or, in the absence of sales, the last prior sale price on which the valuation was made. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

In accordance with GAAP, fair value is defined as the price that the Funds’ would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of April 30, 2015:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Funds’ assets by the above fair value hierarchy levels as of April 30, 2015:

Emerging Companies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 122,742,066	$ -	$ -	$ 122,742,066
Total	$ 122,742,066	$ -	$ -	$ 122,742,066

Small Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 1,079,488	$ -	$ -	$ 1,079,488
Total	$ 1,079,488	$ -	$ -	$ 1,079,488

SMID Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 1,824,295	$ -	$ -	$ 1,824,295
Total	$ 1,824,295	$ -	$ -	$ 1,824,295

(a) Refer to the Funds’ Schedule of Investments for a listing of securities by security type and industry.

The Funds did not hold any Level 3 assets during the six months ended April 30, 2015. The Small Cap Fund and SMID Cap Fund did not hold any derivative instruments at any time during the six months ended April 30, 2015. The Emerging Companies Fund held a warrant valued at zero during the six months ended April 30, 2015, which was sold on April 21, 2015. There were no transfers into or out of Level 1 or Level 2 during the six months ended April 30, 2015. It is the Funds policy to recognize transfers into and out of all Levels at the end of the reporting period.

Federal Income Taxes: The Funds policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years, (2012 - 2014), or expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. As of and during the six months ended April 30, 2015, the Funds did not incur any interest or penalties.

Security Transactions and Income: Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis.  Dividends are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Other: Expenses incurred by SCMT that do not relate to a specific fund of SCMT are allocated in accordance to SCMT’s expense policy.

Accounting Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Note 2. Investment Advisory and Distribution Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Agreement, Satuit Capital Management, LLC (“SCM”), provides investment services for an annual fee of 1.25% for the Emerging Companies Fund, of the average daily net assets.  Per an expense limitation agreement, SCM has agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses to 1.95% of average net assets for the Emerging Companies Fund through October 31, 2015. For the six months ended April 30, 2015, SCM earned fees of $867,283 for the Emerging Companies Fund. As of April 30, 2015, the Emerging Companies Fund owed SCM $130,195.

Pursuant to the terms of the Expense Limitation Agreement, SCM is entitled to reimbursement of fees waived or reimbursed by SCM to the Emerging Companies Fund in prior years, subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (2) any such reimbursement may not cause the Emerging Companies Fund’s total annual expense ratio to exceed the cap.  The total amount of reimbursement recoverable by SCM is the sum of all fees waived or reimbursed by SCM to the Emerging Companies Fund during any of the previous three years, less any reimbursement previously paid by the Emerging Companies Fund to SCM with respect to any waivers, reductions, and payments made with respect to the Emerging Companies Fund. SCM waived/reimbursed $221 of fees/expenses for the Emerging Companies Fund for the six months ended April 30, 2015.

Pursuant to an Investment Advisory Agreement, Satuit Funds Management, LLC (“SFM”), provides investment services for an annual fee of 1.00% for the Small Cap Fund and the SMID Cap Fund, of the average daily net assets, respectively.  Per an expense limitation agreement, SFM has agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses for the Small Cap Fund and the SMID Cap Fund shares to 1.50% of average net assets through October 31, 2015.  For the six months ended April 30, 2015, SFM earned fees of $5,011 and $6,786 for the Small Cap Fund and the SMID Cap Fund, respectively.  As of April 30, 2015, SFM owed Small Cap Fund and SMID Cap Fund $900 and $984, respectively.

Pursuant to the terms of the Expense Limitation Agreement, SFM is entitled to reimbursement of fees waived or reimbursed by SFM to the Small Cap Fund and the SMID Cap Fund from prior years, subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (2) any such reimbursement may not cause the Small Cap Fund’s and the SMID Cap Fund’s total annual expense ratio to exceed the cap.  The total amount of reimbursement recoverable by SFM is the sum of all fees waived or reimbursed by SFM to the Small Cap Fund and the SMID Cap Fund during any of the previous three years, less any reimbursement previously paid by the Small Cap Fund and the SMID Cap Fund to SFM with respect to any waivers, reductions, and payments made with respect to the Small Cap Fund and the SMID Cap Fund. SFM waived/reimbursed $30,129 and $32,130 of fees/expenses per the Expense Limitation Agreement for the Small Cap Fund and the SMID Cap Fund, respectively, for the six months ended April 30, 2015.

As of October 31, 2014, the following is subject to repayment by the Small Cap Fund and SMID Cap Fund to SFM pursuant to the expense limitation agreement:

Fiscal Year/Period Ended	Recoverable Through	Small Cap Fund	SMID Cap Fund
October 31, 2013	October 31, 2016	$39,668	$39,056
October 31, 2014	October 31, 2017	$59,826	$60,831

The Emerging Companies Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Emerging Companies Fund or SCM may pay distribution fees for certain activities and expenses which are primarily intended to result in the sale of the Emerging Companies Fund shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Emerging Companies Fund or SCM.  The Emerging Companies Fund or SCM may incur such distribution expenses at the rate of 0.25% per annum of the Emerging Companies Fund average daily net assets.  For the six months ended April 30, 2015, there was $173,456 of 12b-1 fees incurred by the Emerging Companies Fund. As of April 30, 2015, the Emerging Companies Fund owed $1,050 in distribution fees.

The Small Cap Fund and the SMID Cap Fund have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Small Cap Fund and the SMID Cap Fund or SFM may pay distribution fees for certain activities and expenses which are primarily intended to result in the sale of the Small Cap Fund’s and the SMID Cap Fund’s shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Small Cap Fund and the SMID Cap Fund or SFM.  The Small Cap Fund and the SMID Cap Fund or SFM may incur such distribution expenses at the rate of 0.25% per annum on the Small Cap Fund’s and the SMID Cap Fund’s average daily net assets.  For the six months ended April 30, 2015, there were $1,253 and $1,697 of 12b-1 fees incurred by the Small Cap Fund and SMID Cap Fund, respectively. As of April 30, 2015, the Small Cap and SMID Cap Funds owed $456 and $1,485 in distribution fees, respectively.

Mutual Shareholder Services, LLC (“MSS”) is the Funds Transfer and Dividend Disbursing Agent.  In accordance with the contract and current asset levels, MSS earned $27,231 as stated on the Statements of Operations for the six months ended April 30, 2015.

Mutual Shareholder Services, LLC (“MSS”) is the Funds Accounting Agent.  In accordance with the contract and current asset levels, MSS earned $34,860 as stated on the Statements of Operations for the six months ended April 30, 2015.

MSS is not considered an affiliate of SCMT, SFM, nor SCM.

Satuit Funds Administration, LLC serves as the Funds Administrator and is under common ownership of SCM and SFM.  Pursuant to an Administration Agreement, Satuit Funds Administration, LLC provides administrative services for an annual fee of 0.10% of the average daily net assets.  In accordance with the contract and current asset levels, Satuit Funds Administration, LLC earned $69,383 from the Emerging Companies Fund, $501 from the Small Cap Fund and $679 for the SMID Cap Fund for the six months ended April 30, 2015.

Satuit Funds Administration, LLC serves as the Funds Shareholder Servicing Agent, and is under common ownership of SCM and SFM.  Pursuant to a Shareholder Servicing Agreement, Satuit Funds Administration, LLC provides shareholder services for an annual fee of up to 0.25% of the average daily net assets. During the current period, the Satuit Funds Administration, LLC charged fees to the Emerging Companies Fund, Small Cap Fund and SMID Cap Fund of 0.10%, 0.15%, and 0.15%, of the average daily net assets, respectively. In accordance with the contract and current asset levels, Satuit Funds Administration, LLC earned $67,777 from the Emerging Companies Fund, $752 from the Small Cap Fund and $1,018 for the SMID Cap Fund for the six months ended April 30, 2015.

Certain officers and trustees of SCMT are officers of SFM, SCM, and Satuit Funds Administration, LLC.

Note 3. Investments

The cost of purchases and the proceeds of the Emerging Companies Fund from sales of securities other than short-term notes for the six months ended April 30, 2015, aggregated $70,550,225 and $101,009,893, respectively.

The cost of purchases and the proceeds of the Small Cap Fund from sales of securities other than short-term notes for the six months ended April 30, 2015, aggregated $1,189,685 and $827,624, respectively.

The cost of purchases and the proceeds of the SMID Cap Fund from sales of securities other than short-term notes for the six months ended April 30, 2015, aggregated $1,556,341 and $1,008,483, respectively.

Note 4. Distributions to Shareholders and Tax Components of Capital

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

On December 30, 2014, the Emerging Companies Fund paid a long-term capital gain distribution of $2.56048 per share to shareholders on December 29, 2014 for a total distribution of $10,606,622.

On December 27, 2013, the Emerging Companies Fund paid a long-term capital gain distribution of $2.4966 per share to shareholders on December 26, 2013 for a total distribution of $12,765,967. On December 27, 2013, the Emerging Companies Fund paid a short-term capital gain distribution of $2.76504 per share to shareholders on December 26, 2013 for a total distribution of $14,138,591.

On December 30, 2014, the Small Cap Fund paid a long-term capital gain distribution of $0.19820 per share to shareholders on December 29, 2014 for a total distribution of $14,326.

On December 27, 2013, the Small Cap Fund paid a short-term capital gain distribution of $0.3153 per share to shareholders on December 26, 2013 for a total distribution of $8,800.

On December 27, 2013, the SMID Cap Fund paid a short-term capital gain distribution of $0.48954 per share to shareholders on December 26, 2013 for a total distribution of $12,999.

The SMID Cap Fund did not pay any distributions for the six months ended April 30, 2015.

For federal income tax purposes the costs of securities owned at April 30, 2015, were $105,003,856, $962,975, and $1,712,599 for the Emerging Companies Fund, Small Cap Fund, and SMID Cap Fund, respectively.  At April 30, 2015, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Emerging Companies Fund
Appreciation	Depreciation	Net Appreciation (Depreciation)
$21,443,227	$(3,705,018)	$17,738,209

Small Cap Fund
Appreciation	Depreciation	Net Appreciation (Depreciation)
$147,477	$(30,964)	$116,513

SMID Cap Fund
Appreciation	Depreciation	Net Appreciation (Depreciation)
$156,089	$(44,393)	$111,696

The difference between book and tax basis unrealized appreciation is attributable primarily to wash sales and tax treatment of certain other investments.

As of October 31, 2014, the components of distributable earnings for the Emerging Companies Fund on a tax basis were as follows:

Accumulated Net Realized Gain on Investments

$ 10,606,595

Net Unrealized Appreciation on Investments

   19,645,243

Other Accumulated Losses

   (2,205,634)

$ 28,046,204

As of October 31, 2014, the components of distributable earnings for the Small Cap Fund on a tax basis were as follows:

Accumulated Net Realized Gain on Investments

$ 16,542

Net Unrealized Appreciation on Investments

   65,755

Other Accumulated Losses

   (4,408)

$ 77,889

As of October 31, 2014, the components of distributable earnings for the SMID Cap Fund on a tax basis were as follows:

Capital Loss Carryforward

$ (5,848)

Net Unrealized Appreciation on Investments

 106,222

Other Accumulated Losses

   (5,674)

$ 94,700

The Funds elected to defer to the year ending October 31, 2015, late year ordinary losses in the amounts of:

Fund	Amount
Emerging Companies Fund	$ 2,205,634
Small Cap Fund	$ 4,408
SMID Cap Fund	$ 5,674

Tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under accounting principles generally accepted in the United States. Accordingly, for the year ended October 31, 2014, certain differences were reclassified. These differences are attributable to net operating loss adjustments and equalization. The reclassifications were as follows:

	Undistributed Ordinary Income	Accumulated Capital Gain/Loss	Paid-in-Capital
Emerging Companies Fund	$ 425,164	$(2,579,165)	$ 2,154,001

Small Cap Fund	$ 203	$ (203)	$ -

SMID Cap Fund	$ 178	$ -	$ (178)

Note 5. Capital Loss Carryforwards

As of October 31, 2014, SMID Cap Fund has capital loss carryforwards which may reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code of 1986, such capital loss carryforward will expire as follows:

Expiration Date	SMID Cap Fund
Non Expiring (Short Term)	$ 5,848

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses recognized in tax years beginning after December 22, 2010, may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

Note 6. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Act. As of April 30, 2015, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others approximately 37% of the voting securities of the Small Cap Fund, and may be deemed to control the Small Cap Fund. As of April 30, 2015, National Financial Services, LLC. held in omnibus accounts for the benefit of others approximately 29% of the voting securities of the Small Cap Fund, and may be deemed to control the Small Cap Fund. As of April 30, 2015, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others approximately 69% of the voting securities of the SMID Cap Fund, and may be deemed to control the SMID Cap Fund.

SATUIT CAPITAL MANAGEMENT TRUST

EXPENSE ILLUSTRATION

APRIL 30, 2015 (UNAUDITED)

Expense Example

As a shareholder of the Satuit Capital Management Trust, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2014 through April 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Satuit Capital U.S. Emerging Companies Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	November 1, 2014	April 30, 2015	November 1, 2014 to April 30, 2015

Actual	$1,000.00	$1,040.00	$9.81
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.17	$9.69

* Expenses are equal to the Fund's annualized expense ratio of 1.94%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Satuit Capital U.S. Small Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	November 1, 2014	April 30, 2015	November 1, 2014 to April 30, 2015

Actual	$1,000.00	$1,095.81	$7.74
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.41	$7.45

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Satuit Capital U.S. SMID Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	November 1, 2014	April 30, 2015	November 1, 2014 to April 30, 2015

Actual	$1,000.00	$1,075.25	$7.72
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.36	$7.50
* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SATUIT CAPITAL MANAGEMENT TRUST

ADDITIONAL INFORMATION

APRIL 30, 2015 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12 month period ended June 30, 2013 are available without charge upon request by (1) calling the Fund at (866) 972-8848 and/or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the fiscal quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-866-972-8848.

SATUIT CAPITAL MANAGEMENT TRUST

TRUSTEES & OFFICERS

APRIL 30, 2015 (UNAUDITED)

Trustees and Officers - Information pertaining to the trustees and officers of the Funds are set forth below. The names, addresses and ages of the trustees and officers of the Funds, together with information as to their principal occupations during the past five years, are listed below.  The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the Advisor and the principal underwriter, and officers of the Fund, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 567-4030.

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen
Interested Trustee:
Robert J. Sullivan* 238 Public Square Suite 200 Franklin, TN 37064 (1961)	Chairman of the Board, President and Treasurer since December 2000 – Indefinitely.	3

Chairman, President and Treasurer of Satuit Capital Management Trust, an open-end investment management company, since December, 2000; Managing Director and Chief Investment Officer of Satuit Capital Management, LLC, a registered investment adviser, from June, 2000 to Present.  Managing Director and Chief Investment Officer of Satuit Funds Management, LLC, a registered investment adviser, from April, 2013 to Present.  CEO of Satuit Funds Administration, LLC from June 2010 to Present.

				N/A

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen
Non-Interested Trustees:
Samuel Boyd, Jr. 238 Public Square Suite 200 Franklin, TN 37064 (1940)	Trustee since October, 2002 - Indefinitely	3

Retired. Mr. Boyd was Manager of the Customer Services Operations and Accounting Division of the Potomac Electric Power Company from August, 1978 until April, 2005; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and a Trustee of The World Insurance Trust, a registered investment company, since May, 2002 (now closed)

				The World Funds, Inc. -- 4 Funds
William E. Poist 238 Public Square Suite 200 Franklin, TN 37064 (1939)	Trustee since November, 2003 - Indefinitely	3

Mr. Poist is a financial and tax consultant through his firm Management Consulting for Professionals since 1974; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and a Trustee of The World Insurance Trust, a registered investment company, since May, 2002 (now closed). Mr. Poist is also a certified public accountant.

				The World Funds, Inc. -- 4 Funds
Paul M. Dickinson 238 Public Square Suite 200 Franklin, TN 37064 (1947)	Trustee since November 2003 - Indefinitely	3

Mr. Dickinson is President of Alfred J. Dickinson, Inc. Realtors since April, 1971; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and Trustee of The World Insurance Trust, a registered investment company, since May, 2002 (now closed)

				The World Funds, Inc. -- 4 Funds

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen

Anthony J. Hertl 238 Public Square Suite 200 Franklin, TN 37064 (1950)	Trustee since October, 2002 - Indefinitely	3	Consultant to small and emerging businesses (since 2000).

AdvisorOne Funds (12 portfolios) (2004 – October, 2010);  The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007 – February, 2011: World Funds Trust (3 portfolios) (2010 – October, 2013); Global Real Estate Fund; Northern Lights Fund Trust (98 portfolios) (since 2006); and  Northern Lights Variable Trust (27 portfolios) (since 2006).

Officers:
Robert J. Sullivan 238 Public Square Suite 200 Franklin, TN 37064 (1961)	Chairman of the Board, President and Treasurer since December 2000 – Indefinitely.	3

Chairman, President and Treasurer of Satuit Capital Management Trust, an open-end investment management company, since December, 2000; Managing Director and Investment Officer of Satuit Capital Management, LLC, a registered investment adviser, from June, 2000 to Present.

				N/A
David Jones Drake Compliance, LLC. 422 Fleming Street, Suite 7 Key West, FL 33040 (1957)	Chief Compliance Officer	3	Co-founder and Managing Member of Drake Compliance LLC (compliance consulting), since 2004; founder and controlling shareholder of David Jones & Associates P.C. (law firm) since 1998.	N/A

Investment Adviser:

Satuit Capital U.S. Emerging Companies Fund

Satuit Capital Management, LLC

238 Public Square, Suite 200

Franklin, Tennessee  37064

Satuit Capital U.S. Small Cap Fund and the Satuit Capital U.S. SMID Cap Fund

Satuit Funds Management, LLC

238 Public Square, Suite 200

Franklin, Tennessee  37064

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, Ohio  44115

Transfer Agent:
For more information, wire purchase or redemptions, call or write to Satuit Capital Management Trust’s Transfer Agent:

Mutual Shareholder Services, LLC

Satuit Capital Management Trust

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(866) 972-8848 Toll Free

More Information:

For 24 hours, 7 days a week price information, investment plans, and other shareholder services, call Satuit Capital Management at (866) 972-8848, Toll Free.

This report is provided for the general information of the shareholders of the Satuit Capital Management Trust. This report is not intended for distribution to prospective investors in the Fund(s), unless preceded or accompanied by an effective prospectus.

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

        EXHIBIT NO.      DESCRIPTION OF EXHIBIT

        -----------      ----------------------

        11 (b) (1)       Certification of Principal Executive Officer

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (b) (2)       Certification of Principal Financial Officer

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (c)           Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:

Satuit Capital Management Trust

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  June 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  June 30, 2015

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan, Chief Financial Officer

(principal financial officer)

Date:  June 30, 2015

*

Print the name and title of each signing officer under his or her signature.